First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 94.3%
	Air Freight & Logistics – 1.1%
17,000	FedEx Corp. (a)	$3,884,330
	Automobile Components – 0.5%
160,000	Goodyear Tire & Rubber (The) Co. (b)	1,763,200
	Automobiles – 0.8%
75,000	General Motors Co. (a) (c)	2,751,000
	Banks – 5.5%
350,000	Huntington Bancshares, Inc.	3,920,000
76,000	JPMorgan Chase & Co. (c)	9,903,560
17,500	PNC Financial Services Group (The), Inc. (a) (c)	2,224,250
100,000	Truist Financial Corp. (c)	3,410,000
		19,457,810
	Beverages – 3.1%
107,000	Coca-Cola (The) Co. (c)	6,637,210
18,500	Constellation Brands, Inc., Class A	4,178,965
		10,816,175
	Biotechnology – 2.3%
51,000	AbbVie, Inc. (c)	8,127,870
	Broadline Retail – 1.2%
40,500	Amazon.com, Inc. (a) (b) (c)	4,183,245
	Capital Markets – 1.3%
52,500	Morgan Stanley	4,609,500
	Chemicals – 2.3%
15,000	Air Products and Chemicals, Inc. (c)	4,308,150
16,500	Sherwin-Williams (The) Co.	3,708,705
		8,016,855
	Communications Equipment – 1.7%
117,500	Cisco Systems, Inc. (c)	6,142,313
	Consumer Staples Distribution & Retail – 2.5%
9,800	Costco Wholesale Corp. (c)	4,869,326
22,500	Target Corp. (c)	3,726,675
		8,596,001
	Diversified Telecommunication Services – 1.6%
112,500	AT&T, Inc. (c)	2,165,625
85,000	Verizon Communications, Inc. (c)	3,305,650
		5,471,275
	Electric Utilities – 2.4%
100,000	Exelon Corp.	4,189,000
155,000	PPL Corp.	4,307,450
		8,496,450
	Energy Equipment & Services – 1.0%
120,000	Baker Hughes Co.	3,463,200
	Entertainment – 3.6%
62,000	Activision Blizzard, Inc. (c)	5,306,580
90,000	Cinemark Holdings, Inc. (b)	1,331,100
200,000	Lions Gate Entertainment Corp., Class B (b)	2,076,000

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
38,000	Walt Disney (The) Co. (b)	$3,804,940
		12,518,620
	Financial Services – 0.7%
31,500	PayPal Holdings, Inc. (b)	2,392,110
	Ground Transportation – 1.5%
70,000	Canadian Pacific Railway Ltd.	5,385,800
	Health Care Providers & Services – 3.4%
25,000	UnitedHealth Group, Inc. (c)	11,814,750
	Hotels, Restaurants & Leisure – 3.1%
85,000	Carnival Corp. (a) (b) (c)	862,750
90,000	Las Vegas Sands Corp. (b) (c)	5,170,500
52,000	Restaurant Brands International, Inc.	3,491,280
47,500	Six Flags Entertainment Corp. (a) (b) (c)	1,268,725
		10,793,255
	Industrial Conglomerates – 1.6%
29,000	Honeywell International, Inc. (c)	5,542,480
	Insurance – 3.8%
35,000	Arthur J. Gallagher & Co. (c)	6,695,850
34,500	Chubb, Ltd. (c)	6,699,210
		13,395,060
	Interactive Media & Services – 2.1%
70,000	Alphabet, Inc., Class C (b) (c)	7,280,000
	IT Services – 1.2%
31,500	International Business Machines Corp. (c)	4,129,335
	Life Sciences Tools & Services – 4.1%
29,800	Danaher Corp.	7,510,792
12,000	Thermo Fisher Scientific, Inc. (c)	6,916,440
		14,427,232
	Machinery – 1.2%
18,000	Caterpillar, Inc. (c)	4,119,120
	Metals & Mining – 0.6%
54,000	Freeport-McMoRan, Inc. (a) (c)	2,209,140
	Oil, Gas & Consumable Fuels – 3.0%
33,000	Diamondback Energy, Inc. (c)	4,460,610
45,000	Hess Corp. (a)	5,955,300
		10,415,910
	Pharmaceuticals – 4.4%
7,500	Eli Lilly & Co. (c)	2,575,650
76,000	Merck & Co., Inc. (c)	8,085,640
28,000	Zoetis, Inc. (c)	4,660,320
		15,321,610
	Semiconductors & Semiconductor Equipment – 5.8%
6,500	Broadcom, Inc.	4,170,010
119,000	Intel Corp. (a)	3,887,730
47,000	Micron Technology, Inc. (a)	2,835,980

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
34,500	NVIDIA Corp. (a) (c)	$9,583,065
		20,476,785
	Software – 11.5%
9,000	Adobe, Inc. (a) (b) (c)	3,468,330
109,900	Microsoft Corp. (c)	31,684,170
13,000	Synopsys, Inc. (b) (c)	5,021,250
		40,173,750
	Specialty Retail – 1.2%
8,500	Burlington Stores, Inc. (a) (b)	1,717,850
65,000	Foot Locker, Inc. (a) (c)	2,579,850
		4,297,700
	Technology Hardware, Storage & Peripherals – 9.7%
207,000	Apple, Inc. (c)	34,134,300
	Textiles, Apparel & Luxury Goods – 2.0%
58,500	NIKE, Inc., Class B (c)	7,174,440
	Tobacco – 1.5%
55,000	Philip Morris International, Inc. (c)	5,348,750
	Wireless Telecommunication Services – 1.0%
23,500	T-Mobile US, Inc. (b)	3,403,740
	Total Common Stocks	330,533,111
	(Cost $246,880,071)
REAL ESTATE INVESTMENT TRUSTS – 2.9%
	Specialized REITs – 2.9%
34,000	Crown Castle, Inc. (c)	4,550,560
107,000	Gaming and Leisure Properties, Inc. (c)	5,570,420
	Total Real Estate Investment Trusts	10,120,980
	(Cost $8,348,017)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 1.1%
	Capital Markets – 1.1%
215,000	Ares Capital Corp.	3,929,125
	(Cost $3,728,891)

Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES – 1.0%
	Health Care Equipment & Supplies – 0.8%
22,500	Boston Scientific Corp., Series A	5.50%	06/01/23	2,723,400

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES (Continued)
	Media – 0.2%
27,000	Paramount Global, Series A	5.75%	04/01/24	$808,380
	Total $100 Par Preferred Securities			3,531,780
	(Cost $4,323,308)
Total Investments – 99.3%	348,114,996
(Cost $263,280,287)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.4)%
(25)	Adobe, Inc.	$(963,425)	$380.00	04/21/23	(34,375)
(100)	Amazon.com, Inc.	(1,032,900)	106.00	04/21/23	(20,200)
(70)	Burlington Stores, Inc.	(1,414,700)	217.50	04/21/23	(10,325)
(175)	Carnival Corp.	(177,625)	11.00	04/21/23	(3,325)
(35)	FedEx Corp.	(799,715)	240.00	04/21/23	(5,425)
(200)	Foot Locker, Inc. (d)	(793,800)	46.00	04/21/23	(1,600)
(150)	Freeport-McMoRan, Inc.	(613,650)	44.00	04/21/23	(8,100)
(250)	General Motors Co.	(917,000)	37.00	04/21/23	(28,000)
(150)	General Motors Co.	(550,200)	45.00	04/21/23	(300)
(125)	Hess Corp.	(1,654,250)	140.00	04/21/23	(20,375)
(300)	Intel Corp.	(980,100)	34.00	04/21/23	(16,500)
(75)	Micron Technology, Inc.	(452,550)	67.50	04/21/23	(1,800)
(150)	NVIDIA Corp.	(4,166,550)	300.00	04/21/23	(47,550)
(80)	PNC Financial Services Group (The), Inc.	(1,016,800)	150.00	04/21/23	(800)
(250)	S&P 500® Index (e)	(102,732,750)	4,200.00	04/21/23	(613,750)
(300)	S&P 500® Index (e)	(123,279,300)	4,225.00	04/21/23	(447,000)
(125)	Six Flags Entertainment Corp. (d)	(333,875)	32.50	04/21/23	(625)
	Total Call Options Written				(1,260,050)
	(Premiums received $682,647)
Net Other Assets and Liabilities – 1.1%	3,650,260
Net Assets – 100.0%	$350,505,206

(a)	All or a portion of this security’s position represents cover for outstanding options written.
(b)	Non-income producing security.
(c)	All or a portion of these securities are segregated to cover index call options written. At March 31, 2023, the segregated value of these securities amount to $227,586,786.
(d)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At March 31, 2023, securities noted as such are valued at $(2,225) or (0.0)% of net assets.
(e)	Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2023 (Unaudited)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 330,533,111	$ 330,533,111	$ —	$ —
Real Estate Investment Trusts*	10,120,980	10,120,980	—	—
Common Stocks - Business Development Companies*	3,929,125	3,929,125	—	—
$100 Par Preferred Securities*	3,531,780	3,531,780	—	—
Total Investments	$ 348,114,996	$ 348,114,996	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (1,260,050)	$ (1,247,500)	$ (12,550)	$ —

*	See Portfolio of Investments for industry breakout.